Average Annual Total Returns - Class K - iShares Edge MSCI Min Vol EAFE Index Fund - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	16.53%
Since Inception	6.69%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	15.17%
Since Inception	5.62%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.39%
Since Inception	5.01%
Inception Date	Jul. 13, 2016